Document and Entity Information Document	11 Months Ended
Dec. 07, 2012
Entity Information [Line Items]
Entity Registrant Name	INGERSOLL-RAND PLC
Entity Central Index Key	0001466258
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 7, 2012
Amendment Flag	false

Guarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Information Abstract
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Exhibit 99.2
Guarantor Financial Information
The Company revised the presentation of the Condensed Consolidating Statements of Comprehensive Income, the Condensed Consolidating Statement of Cash Flows, and the Condensed Consolidating Balance Sheet as of June 30, 2012 and March 31, 2012, and for the three months ended March 31, 2012 and 2011, and for the three and six months ended June 30, 2012 and 2011. These revisions relate to intercompany balances, equity earnings in affiliates, and intercompany cash dividends between and among guarantor and non-guarantor subsidiaries. The Company determined that these revisions were immaterial to the Company's previously-issued financial statements. Total consolidated results of operations, financial condition and cash flows were not impacted by these revisions for any period.

The impact on the Condensed Consolidating Statements of Comprehensive Income for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns to the Equity earnings in affiliates balances of IR-International and IR-Global are shown in the table below.

Increase (Decrease) to Equity Earnings in Affiliates

In millions	IR International	IR Global
Equity earnings (loss) in affiliates, net of tax

Six months ended June 30, 2012	$99.2	$97.2
Three months ended June 30, 2012	117.6	116.3
Three months ended March 31, 2012	(18.4)	(19.1)
Six months ended June 30, 2011	(92.1)	(93.6)
Three months ended June 30, 2011	(106.7)	(107.5)
Three months ended March 31, 2011	14.6	13.9

The impact on the Condensed Consolidating Balance Sheet for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns to the Investment in affiliates balances balances of IR-International and IR-Global are shown in the table below.

Increase (Decrease) to Investment in Affiliates

In millions	IR International	IR Global
Investment in affiliates

June 30, 2012	$99.2	$97.2
March 31, 2012	(18.4)	(19.1)

The impact on the Condensed Consolidating Statement of Cash Flows for debt issuer (IR-Global and IR-New Jersey) columns was an increase in Cash inflows from operating activities (and decrease in Cash inflows from financing activities) of IR-Global and a decrease in Cash inflows from operating activities (and increase in cash inflows from financing activities) of IR-New Jersey, as shown in the table below.
Cash Inflows from Operating Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) operating activities

Six months ended June 30, 2012	$103.8	$(142.3)
Three months ended March 31, 2012	0.1	(66.5)
Six months ended June 30, 2011	3.5	(96.1)
Three months ended March 31, 2011	—	(42.8)
Cash Inflows from Financing Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) continuing financing activities

Six months ended June 30, 2012	$(103.8)	$142.3
Three months ended March 31, 2012	(0.1)	66.5
Six months ended June 30, 2011	(3.5)	96.1
Three months ended March 31, 2011	—	42.8

There were other reclassifications to the Condensed Consolidating Balance Sheet and Condensed Consolidating Statement of Cash Flows for the Other subsidiaries and Consolidating adjustments columns, with no impact on the consolidated financial position and cash flows of the Company or any individual guarantor or debt issuer.
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the six months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$456.9	$6,515.1	$—	$6,972.0
Cost of goods sold	—	—	—	—	(295.8)	(4,597.6)	—	(4,893.4)
Selling and administrative expenses	(5.4)	(0.3)	—	(0.5)	(160.1)	(1,226.9)	—	(1,393.2)
Gain (loss) on sale/asset impairment	—	—	—	—	—	4.5	—	4.5
Operating income (loss)	(5.4)	(0.3)	—	(0.5)	1.0	695.1	—	689.9
Equity earnings (loss) in affiliates, net of tax	470.3	269.7	318.8	632.3	135.7	426.8	(2,253.6)	—
Interest expense	—	(0.1)	(7.9)	(88.8)	(25.1)	(9.6)	—	(131.5)
Intercompany interest and fees	(4.9)	—	(22.3)	(23.8)	(0.2)	51.2	—	—
Other, net	0.1	—	0.4	(200.7)	1.5	12.8	189.8	3.9
Earnings (loss) before income taxes	460.1	269.3	289.0	318.5	112.9	1,176.3	(2,063.8)	562.3
Benefit (provision) for income taxes	1.3	—	—	—	3.3	(97.4)	—	(92.8)
Earnings (loss) from continuing operations	461.4	269.3	289.0	318.5	116.2	1,078.9	(2,063.8)	469.5
Discontinued operations, net of tax	—	—	—	—	21.8	(16.2)	—	5.6
Net earnings (loss)	461.4	269.3	289.0	318.5	138.0	1,062.7	(2,063.8)	475.1
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(24.9)	11.2	(13.7)
Net earnings (loss) attributable to Ingersoll-Rand plc	$461.4	$269.3	$289.0	$318.5	$138.0	$1,037.8	$(2,052.6)	$461.4

Total comprehensive income (loss)	413.1	221.0	289.6	318.2	194.1	958.3	(1,967.5)	426.8
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(24.9)	11.2	(13.7)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$413.1	$221.0	$289.6	$318.2	$194.1	$933.4	$(1,956.3)	$413.1
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$239.7	$3,581.6	$—	$3,821.3
Cost of goods sold	—	—	—	—	(153.6)	(2,490.4)	—	(2,644.0)
Selling and administrative expenses	(3.6)	(0.3)	—	(0.3)	(80.4)	(619.0)	—	(703.6)
Gain (loss) on sale/asset impairment	—	—	—	—	—	4.2	—	4.2
Operating income (loss)	(3.6)	(0.3)	—	(0.3)	5.7	476.4	—	477.9
Equity earnings (loss) in affiliates, net of tax	370.6	373.0	390.3	441.6	70.7	458.0	(2,104.2)	—
Interest expense	—	(0.1)	(4.0)	(41.0)	(12.5)	(4.5)	—	(62.1)
Intercompany interest and fees	(2.0)	—	(10.7)	(12.2)	(1.6)	26.5	—	—
Other, net	0.1	—	0.3	1.9	0.1	9.5	(7.8)	4.1
Earnings (loss) before income taxes	365.1	372.6	375.9	390.0	62.4	965.9	(2,112.0)	419.9
Benefit (provision) for income taxes	0.7	—	—	—	12.4	(67.9)	—	(54.8)
Earnings (loss) from continuing operations	365.8	372.6	375.9	390.0	74.8	898.0	(2,112.0)	365.1
Discontinued operations, net of tax	—	—	—	—	7.5	0.3	—	7.8
Net earnings (loss)	365.8	372.6	375.9	390.0	82.3	898.3	(2,112.0)	372.9
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(13.0)	5.9	(7.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$365.8	$372.6	$375.9	$390.0	$82.3	$885.3	$(2,106.1)	$365.8

Total comprehensive income (loss)	152.5	159.3	376.2	388.4	107.0	661.7	(1,685.5)	159.6
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(13.0)	5.9	(7.1)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$152.5	$159.3	$376.2	$388.4	$107.0	$648.7	$(1,679.6)	$152.5
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$217.2	$2,933.5	$—	$3,150.7
Cost of goods sold	—	—	—	—	(142.2)	(2,107.2)	—	(2,249.4)
Selling and administrative expenses	(1.8)	—	—	(0.2)	(79.7)	(607.9)	—	(689.6)
Gain (loss) on sale/asset impairment	—	—	—	—	—	0.3	—	0.3
Operating income (loss)	(1.8)	—	—	(0.2)	(4.7)	218.7	—	212.0
Equity earnings (loss) in affiliates, net of tax	99.7	(103.3)	(71.5)	190.7	65.0	(31.2)	(149.4)	—
Interest expense	—	—	(3.9)	(47.8)	(12.6)	(5.1)	—	(69.4)
Intercompany interest and fees	(2.9)	—	(11.6)	(11.6)	1.4	24.7	—	—
Other, net	—	—	0.1	(202.6)	1.4	3.3	197.6	(0.2)
Earnings (loss) before income taxes	95.0	(103.3)	(86.9)	(71.5)	50.5	210.4	48.2	142.4
Benefit (provision) for income taxes	0.6	—	—	—	(9.1)	(29.5)	—	(38.0)
Earnings (loss) from continuing operations	95.6	(103.3)	(86.9)	(71.5)	41.4	180.9	48.2	104.4
Discontinued operations, net of tax	—	—	—	—	14.3	(16.5)	—	(2.2)
Net earnings (loss)	95.6	(103.3)	(86.9)	(71.5)	55.7	164.4	48.2	102.2
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(11.9)	5.3	(6.6)
Net earnings (loss) attributable to Ingersoll-Rand plc	$95.6	$(103.3)	$(86.9)	$(71.5)	$55.7	$152.5	$53.5	$95.6

Total comprehensive income (loss)	260.6	61.7	(86.6)	(70.2)	87.1	296.7	(282.1)	267.2
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(11.9)	5.3	(6.6)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$260.6	$61.7	$(86.6)	$(70.2)	$87.1	$284.8	$(276.8)	$260.6
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the six months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$411.8	$6,953.4	$—	$7,365.2
Cost of goods sold	—	—	—	—	(270.3)	(4,961.3)	—	(5,231.6)
Selling and administrative expenses	(4.6)	—	—	(0.3)	(129.6)	(1,271.8)	—	(1,406.3)
Gain (loss) on sale/asset impairment	—	—	—	—	(3.1)	(383.7)	—	(386.8)
Operating income (loss)	(4.6)	—	—	(0.3)	8.8	336.6	—	340.5
Equity earnings (loss) in affiliates, net of tax	18.5	(11.1)	66.5	166.5	94.3	39.1	(373.8)	—
Interest expense	—	—	(7.8)	(96.5)	(25.4)	(10.3)	—	(140.0)
Intercompany interest and fees	(0.1)	—	(63.3)	25.8	(61.5)	99.1	—	—
Other, net	0.4	(0.1)	1.0	(29.5)	31.0	(11.0)	15.5	7.3
Earnings (loss) before income taxes	14.2	(11.2)	(3.6)	66.0	47.2	453.5	(358.3)	207.8
Benefit (provision) for income taxes	0.5	—	—	—	11.3	(152.4)	—	(140.6)
Earnings (loss) from continuing operations	14.7	(11.2)	(3.6)	66.0	58.5	301.1	(358.3)	67.2
Discontinued operations, net of tax	—	—	—	—	(15.9)	(23.5)	—	(39.4)
Net earnings (loss)	14.7	(11.2)	(3.6)	66.0	42.6	277.6	(358.3)	27.8
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(27.5)	14.4	(13.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$14.7	$(11.2)	$(3.6)	$66.0	$42.6	$250.1	$(343.9)	$14.7

Total comprehensive income (loss)	300.2	274.0	(3.0)	71.0	58.4	540.6	(928.5)	312.7
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(26.9)	14.4	(12.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$300.2	$274.0	$(3.0)	$71.0	$58.4	$513.7	$(914.1)	$300.2
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$219.6	$3,871.8	$—	$4,091.4
Cost of goods sold	—	—	—	—	(137.6)	(2,725.4)	—	(2,863.0)
Selling and administrative expenses	(2.8)	—	—	(0.2)	(67.8)	(658.4)	—	(729.2)
Gain (loss) on sale/asset impairment	—	—	—	—	(2.5)	(198.0)	—	(200.5)
Operating income (loss)	(2.8)	—	—	(0.2)	11.7	290.0	—	298.7
Equity earnings (loss) in affiliates, net of tax	94.5	154.6	189.8	164.6	51.6	178.9	(834.0)	—
Interest expense	—	—	(3.9)	(48.3)	(12.7)	(6.8)	—	(71.7)
Intercompany interest and fees	(0.1)	—	(30.9)	13.3	(32.1)	49.8	—	—
Other, net	0.4	—	0.4	60.1	1.1	(2.0)	(57.6)	2.4
Earnings (loss) before income taxes	92.0	154.6	155.4	189.5	19.6	509.9	(891.6)	229.4
Benefit (provision) for income taxes	0.3	—	—	—	9.9	(110.0)	—	(99.8)
Earnings (loss) from continuing operations	92.3	154.6	155.4	189.5	29.5	399.9	(891.6)	129.6
Discontinued operations, net of tax	—	—	—	—	(8.7)	(21.6)	—	(30.3)
Net earnings (loss)	92.3	154.6	155.4	189.5	20.8	378.3	(891.6)	99.3
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(4.7)	(2.3)	(7.0)
Net earnings (loss) attributable to Ingersoll-Rand plc	$92.3	$154.6	$155.4	$189.5	$20.8	$373.6	$(893.9)	$92.3

Total comprehensive income (loss)	186.7	249.0	155.7	191.1	22.4	468.1	(1,079.9)	193.1
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(4.1)	(2.3)	(6.4)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$186.7	$249.0	$155.7	$191.1	$22.4	$464.0	$(1,082.2)	$186.7
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended March 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$192.2	$3,081.6	$—	$3,273.8
Cost of goods sold	—	—	—	—	(132.7)	(2,235.9)	—	(2,368.6)
Selling and administrative expenses	(1.8)	—	—	(0.1)	(61.8)	(613.4)	—	(677.1)
Gain (loss) on sale/asset impairment	—	—	—	—	(0.6)	(185.7)	—	(186.3)
Operating income (loss)	(1.8)	—	—	(0.1)	(2.9)	46.6	—	41.8
Equity earnings (loss) in affiliates, net of tax	(76.0)	(165.7)	(123.3)	1.9	42.7	(139.8)	460.2	—
Interest expense	—	—	(3.9)	(48.2)	(12.7)	(3.5)	—	(68.3)
Intercompany interest and fees	—	—	(32.4)	12.5	(29.4)	49.3	—	—
Other, net	—	(0.1)	0.6	(89.6)	29.9	(9.0)	73.1	4.9
Earnings (loss) before income taxes	(77.8)	(165.8)	(159.0)	(123.5)	27.6	(56.4)	533.3	(21.6)
Benefit (provision) for income taxes	0.2	—	—	—	1.4	(42.4)	—	(40.8)
Earnings (loss) from continuing operations	(77.6)	(165.8)	(159.0)	(123.5)	29.0	(98.8)	533.3	(62.4)
Discontinued operations, net of tax	—	—	—	—	(7.2)	(1.9)	—	(9.1)
Net earnings (loss)	(77.6)	(165.8)	(159.0)	(123.5)	21.8	(100.7)	533.3	(71.5)
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(22.8)	16.7	(6.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$(77.6)	$(165.8)	$(159.0)	$(123.5)	$21.8	$(123.5)	$550.0	$(77.6)

Total comprehensive income (loss)	113.5	25.0	(158.7)	(120.1)	36.0	72.5	151.4	119.6
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(22.8)	16.7	(6.1)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$113.5	$25.0	$(158.7)	$(120.1)	$36.0	$49.7	$168.1	$113.5
Condensed Consolidating Balance Sheet (as revised)
June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$—	$—	$76.8	$826.6	$—	$903.4
Accounts and notes receivable, net	—	—	—	—	137.9	2,282.6	—	2,420.5
Inventories	—	—	—	—	94.5	1,376.2	—	1,470.7
Other current assets	0.2	—	0.9	—	154.3	426.7	—	582.1
Accounts and notes receivable affiliates	654.5	3,013.0	17.0	2,374.9	7,049.4	22,022.3	(35,131.1)	—
Total current assets	654.7	3,013.0	17.9	2,374.9	7,512.9	26,934.4	(35,131.1)	5,376.7
Investment in affiliates	8,184.7	6,479.0	20,584.6	18,072.7	8,111.0	89,558.9	(150,990.9)	—
Property, plant and equipment, net	0.1	—	—	0.2	227.2	1,380.6	—	1,608.1
Intangible assets, net	—	—	—	—	83.8	10,221.6	—	10,305.4
Other noncurrent assets	—	—	0.6	12.0	918.8	517.1	—	1,448.5
Total assets	$8,839.5	$9,492.0	$20,603.1	$20,459.8	$16,853.7	$128,612.6	$(186,122.0)	$18,738.7
Current liabilities:
Accounts payable and accruals	$7.6	$—	$2.9	$47.6	$437.4	$2,991.7	$—	$3,487.2
Short-term borrowings and current maturities of long-term debt	—	—	—	—	351.9	70.1	—	422.0
Accounts and note payable affiliates	1,445.2	41.8	4,843.3	7,838.7	11,666.5	8,938.1	(34,773.6)	—
Total current liabilities	1,452.8	41.8	4,846.2	7,886.3	12,455.8	11,999.9	(34,773.6)	3,909.2
Long-term debt	—	—	299.6	2,004.3	365.0	202.6	—	2,871.5
Note payable affiliate	—	—	10,789.4	—	—	—	(10,789.4)	—
Other noncurrent liabilities	—	—	3.8	—	1,797.4	2,770.1	—	4,571.3
Total liabilities	1,452.8	41.8	15,939.0	9,890.6	14,618.2	14,972.6	(45,563.0)	11,352.0
Temporary equity	—	—	—	—	—	—	—	—
Equity:
Total equity	7,386.7	9,450.2	4,664.1	10,569.2	2,235.5	113,640.0	(140,559.0)	7,386.7
Total liabilities and equity	$8,839.5	$9,492.0	$20,603.1	$20,459.8	$16,853.7	$128,612.6	$(186,122.0)	$18,738.7
Condensed Consolidating Balance Sheet (as revised)
March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$—	$120.8	$203.0	$765.7	$—	$1,089.5
Accounts and notes receivable, net	—	—	—	—	159.8	2,062.6	—	2,222.4
Inventories	—	—	—	—	83.4	1,345.2	—	1,428.6
Other current assets	0.3	—	3.8	0.1	179.2	449.8	—	633.2
Accounts and notes receivable affiliates	111.3	3,013.3	17.0	2,342.1	6,385.6	20,480.3	(32,349.6)	—
Total current assets	111.6	3,013.3	20.8	2,463.0	7,011.0	25,103.6	(32,349.6)	5,373.7
Investment in affiliates	8,454.4	6,319.4	20,194.1	17,632.8	8,016.2	89,472.2	(150,089.1)	—
Property, plant and equipment, net	0.1	—	—	0.1	221.2	1,417.6	—	1,639.0
Intangible assets, net	—	—	—	—	83.9	10,368.0	—	10,451.9
Other noncurrent assets	—	—	0.6	12.9	912.3	520.1	—	1,445.9
Total assets	$8,566.1	$9,332.7	$20,215.5	$20,108.8	$16,244.6	$126,881.5	$(182,438.7)	$18,910.5
Current liabilities:
Accounts payable and accruals	$6.2	$—	$7.5	$47.5	$423.4	$2,850.2	$—	$3,334.8
Short-term borrowings and current maturities of long-term debt	—	—	—	786.5	351.9	69.7	(442.5)	765.6
Accounts and note payable affiliates	1,260.8	41.8	4,827.6	7,187.5	11,163.3	7,514.0	(31,995.0)	—
Total current liabilities	1,267.0	41.8	4,835.1	8,021.5	11,938.6	10,433.9	(32,437.5)	4,100.4
Long-term debt	—	—	299.6	2,004.2	372.6	202.9	—	2,879.3
Note payable affiliate	—	—	10,789.4	—	—	—	(10,789.4)	—
Other noncurrent liabilities	—	—	3.8	—	1,839.1	2,788.8	—	4,631.7
Total liabilities	1,267.0	41.8	15,927.9	10,025.7	14,150.3	13,425.6	(43,226.9)	11,611.4
Temporary equity	0.6	—	—	—	—	—	—	0.6
Equity:
Total equity	7,298.5	9,290.9	4,287.6	10,083.1	2,094.3	113,455.9	(139,211.8)	7,298.5
Total liabilities and equity	$8,566.1	$9,332.7	$20,215.5	$20,108.8	$16,244.6	$126,881.5	$(182,438.7)	$18,910.5
Condensed Consolidating Statement of Cash Flows (as revised)
For the six months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(5.3)	$(0.4)	$(7.5)	$(391.7)	$(97.8)	$982.3	$(100.1)	$379.5
Net cash provided by (used in) discontinued operating activities	—	—	—	—	21.8	(95.7)	—	(73.9)
Net cash provided by (used in) operating activities	(5.3)	(0.4)	(7.5)	(391.7)	(76.0)	886.6	(100.1)	305.6
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(31.3)	(82.5)	—	(113.8)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	0.5	11.5	—	12.0
Net cash provided by (used in) continuing investing activities	—	—	—	—	(30.8)	(71.0)	—	(101.8)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	36.0	—	36.0
Net cash provided by (used in) investing activities	—	—	—	—	(30.8)	(35.0)	—	(65.8)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(344.5)	(7.6)	(0.8)	—	(352.9)
Debt issuance costs	—	—	—	(2.5)	—	—	—	(2.5)
Net inter-company proceeds (payments)	116.7	0.4	7.5	496.9	113.4	(734.9)	—	—
Dividends paid to ordinary shareholders	(96.4)	—	—	—	—	(100.1)	100.1	(96.4)
Dividends paid to noncontrolling interests	—	—	—	—	—	(13.5)	—	(13.5)
Acquisition/divestiture of noncontrolling interests	(0.4)	—	—	—	—	—	—	(0.4)
Proceeds from shares issued under incentive plans	24.9	—	—	—	—	—	—	24.9
Repurchase of ordinary shares	(35.0)	—	—	—	—	—	—	(35.0)
Other, net	(4.5)	—	—	—	—	—	—	(4.5)
Net cash provided by (used in) continuing financing activities	5.3	0.4	7.5	149.9	105.8	(849.3)	100.1	(480.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(16.8)	—	(16.8)
Net increase (decrease) in cash and cash equivalents	—	—	—	(241.8)	(1.0)	(14.5)	—	(257.3)
Cash and cash equivalents - beginning of period	—	—	—	241.8	77.8	841.1	—	1,160.7
Cash and cash equivalents - end of period	$—	$—	$—	$—	$76.8	$826.6	$—	$903.4
Condensed Consolidating Statement of Cash Flows (as revised)
For the three months ended March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(1.8)	$—	$(3.8)	$(47.8)	$(87.4)	$223.5	$(0.5)	$82.2
Net cash provided by (used in) discontinued operating activities	—	—	—	—	14.3	(80.1)	—	(65.8)
Net cash provided by (used in) operating activities	(1.8)	—	(3.8)	(47.8)	(73.1)	143.4	(0.5)	16.4
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(13.5)	(39.4)	—	(52.9)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	—	3.2	—	3.2
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(13.5)	(36.2)	—	(49.7)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	—	—	(13.5)	(36.2)	—	(49.7)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	—	(0.1)	(1.2)	—	(1.3)
Debt issuance costs	—	—	—	(2.4)	—	—	—	(2.4)
Net inter-company proceeds (payments)	35.5	—	3.8	(70.8)	211.9	(180.4)	—	—
Dividends paid to ordinary shareholders	(46.6)	—	—	—	—	(0.5)	0.5	(46.6)
Dividends paid to noncontrolling interests	—	—	—	—	—	(4.5)	—	(4.5)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	12.9	—	—	—	—	—	—	12.9
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	1.8	—	3.8	(73.2)	211.8	(186.6)	0.5	(41.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	4.0	—	4.0
Net increase (decrease) in cash and cash equivalents	—	—	—	(121.0)	125.2	(75.4)	—	(71.2)
Cash and cash equivalents - beginning of period	—	—	—	241.8	77.8	841.1	—	1,160.7
Cash and cash equivalents - end of period	$—	$—	$—	$120.8	$203.0	$765.7	$—	$1,089.5
Condensed Consolidating Statement of Cash Flows (as revised)
For the six months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(4.2)	$(0.1)	$(6.8)	$(92.9)	$(46.8)	$507.8	$(4.3)	$352.7
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(15.9)	(4.3)	—	(20.2)
Net cash provided by (used in) operating activities	(4.2)	(0.1)	(6.8)	(92.9)	(62.7)	503.5	(4.3)	332.5
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(14.9)	(65.3)	—	(80.2)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(2.0)	—	(2.0)
Proceeds from sale of property, plant and equipment	—	—	—	—	1.6	33.1	—	34.7
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(13.3)	(34.2)	—	(47.5)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	44.4	—	44.4
Net cash provided by (used in) investing activities	—	—	—	—	(13.3)	10.2	—	(3.1)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	(7.6)	(48.6)	—	(56.4)
Debt issuance costs	—	—	—	(2.4)	—	—	—	(2.4)
Net inter-company proceeds (payments)	21.5	0.1	(5.2)	188.4	193.6	(398.4)	—	—
Dividends paid to ordinary shareholders	(63.1)	—	—	—	—	(4.3)	4.3	(63.1)
Dividends paid to noncontrolling interests	—	—	—	—	—	(18.3)	—	(18.3)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	101.9	—	—	—	—	—	—	101.9
Repurchase of ordinary shares	(56.0)	—	—	—	—	—	—	(56.0)
Other, net	(0.5)	—	—	—	—	(1.0)	—	(1.5)
Net cash provided by (used in) continuing financing activities	3.8	0.1	(5.2)	185.8	186.0	(470.6)	4.3	(95.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	11.9	—	11.9
Net increase (decrease) in cash and cash equivalents	(0.4)	—	(12.0)	92.9	110.0	55.0	—	245.5
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$—	$—	$—	$192.8	$245.5	$821.5	$—	$1,259.8
Condensed Consolidating Statement of Cash Flows (as revised)
For the three months ended March 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(1.7)	$(0.1)	$(3.3)	$(48.2)	$(65.0)	$65.5	$(0.4)	$(53.2)
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(7.2)	(2.1)	—	(9.3)
Net cash provided by (used in) operating activities	(1.7)	(0.1)	(3.3)	(48.2)	(72.2)	63.4	(0.4)	(62.5)
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(8.5)	(33.0)	—	(41.5)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(2.5)	—	(2.5)
Proceeds from sale of property, plant and equipment	—	—	—	—	0.2	2.8	—	3.0
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(8.3)	(32.7)	—	(41.0)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	—	—	(8.3)	(32.7)	—	(41.0)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	—	(8.0)	—	(8.2)
Debt issuance costs	—	—	—	—	—	—	—	—
Net inter-company proceeds (payments)	(10.6)	0.1	(8.7)	29.8	72.9	(83.5)	—	—
Dividends paid to ordinary shareholders	(23.1)	—	—	—	—	(0.4)	0.4	(23.1)
Dividends paid to noncontrolling interests	—	—	—	—	—	(3.7)	—	(3.7)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	36.0	—	—	—	—	—	—	36.0
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	(0.4)	—	—	—	—	—	—	(0.4)
Net cash provided by (used in) continuing financing activities	1.9	0.1	(8.7)	29.6	72.9	(95.6)	0.4	0.6
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	6.7	—	6.7
Net increase (decrease) in cash and cash equivalents	0.2	—	(12.0)	(18.6)	(7.6)	(58.2)	—	(96.2)
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$0.6	$—	$—	$81.3	$127.9	$708.3	$—	$918.1

Exhibit 99.1
Guarantor Financial Information
The Company revised the presentation of the Condensed Consolidating Statements of Comprehensive Income, the Condensed Consolidating Statement of Cash Flows, and the Condensed Consolidating Balance Sheet as of December 31, 2011 and for the years ended December 31, 2011, 2010, and 2009. These revisions relate to intercompany balances, equity earnings in affiliates, and intercompany cash dividends between and among guarantor and non-guarantor subsidiaries. The Company determined that these revisions were immaterial to the Company's previously-issued financial statements. Total consolidated results of operations, financial condition and cash flows were not impacted by these revisions for any period.

The impact on the Condensed Consolidating Statements of Comprehensive Income for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns were decreases to the Equity earnings in affiliates balances of IR-International and IR-Global of $59 million and $58.1 million, respectively, for the year ended December 31, 2011.

The impact on the Condensed Consolidating Balance Sheet for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns were decreases to the Investment in affiliates balances balances of IR-International and IR-Global of $59 million and $58.1 million, respectively, for the year ended December 31, 2011. The revised Condensed Consolidating Balance Sheet for the year ended December 31, 2011 is not included herein as it has previously been provided in the Company's Quarterly Report on Form 10-Q for the period ended September 30, 2012.

The impact on the Condensed Consolidating Statement of Cash Flows for debt issuer (IR-Global and IR-New Jersey) columns was an increase in Cash inflows from operating activities (and decrease in Cash inflows from financing activities) of IR-Global and a decrease in Cash inflows from operating activities (and increase in cash inflows from financing activities) of IR-New Jersey, as shown in the table below.
Cash Inflows from Operating Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) operating activities

For the year ended December 31, 2011	7.5	(103.4)
For the year ended December 31, 2010	4.6	(162.1)
For the year ended December 31, 2009	14.0	(44.2)
Cash Inflows from Financing Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) continuing financing activities

For the year ended December 31, 2011	(7.5)	103.4
For the year ended December 31, 2010	(4.6)	162.1
For the year ended December 31, 2009	(14.0)	44.2

There were other reclassifications to the Condensed Consolidating Balance Sheet and Condensed Consolidating Statement of Cash Flows for the Other subsidiaries and Consolidating adjustments columns, with no impact on the consolidated financial position and cash flows of the Company or any individual guarantor or debt issuer.
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the year ended December 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$867.8	$13,914.2	$—	$14,782.0
Cost of goods sold	—	—	—	—	(584.8)	(9,908.8)	—	(10,493.6)
Selling and administrative expenses	(9.2)	(0.1)	—	(0.4)	(277.0)	(2,494.5)	—	(2,781.2)
Gain (loss) on sale/asset impairment	—	—	—	—	—	(646.9)	—	(646.9)
Operating income (loss)	(9.2)	(0.1)	—	(0.4)	6.0	864.0	—	860.3
Equity earnings (loss) in affiliates, net of tax	358.8	614.8	757.5	653.0	116.0	595.2	(3,095.3)	—
Interest expense	—	—	(15.7)	(193.2)	(50.7)	(20.4)	—	(280.0)
Intercompany interest and fees	(2.5)	—	(129.4)	52.5	(117.9)	197.3	—	—
Other, net	(3.9)	(5.2)	1.7	251.5	77.9	(28.9)	(260.1)	33.0
Earnings (loss) before income taxes	343.2	609.5	614.1	763.4	31.3	1,607.2	(3,355.4)	613.3
Benefit (provision) for income taxes	—	—	—	—	29.0	(216.2)	—	(187.2)
Earnings (loss) from continuing operations	343.2	609.5	614.1	763.4	60.3	1,391.0	(3,355.4)	426.1
Discontinued operations, net of tax	—	—	—	—	(79.1)	22.3	—	(56.8)
Net earnings (loss)	343.2	609.5	614.1	763.4	(18.8)	1,413.3	(3,355.4)	369.3
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(35.5)	9.4	(26.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$343.2	$609.5	$614.1	$763.4	$(18.8)	$1,377.8	$(3,346.0)	$343.2

Total comprehensive income (loss)	114.3	380.6	615.3	757.1	(115.7)	1,291.3	(2,902.8)	140.1
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(34.9)	9.4	(25.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$114.3	$380.6	$615.3	$757.1	$(115.7)	$1,256.4	$(2,893.4)	$114.6
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(13.1)	$(5.3)	$(14.0)	$(185.3)	$143.0	$1,326.4	$(21.5)	$1,230.2
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(79.1)	35.7	—	(43.4)
Net cash provided by (used in) operating activities	(13.1)	(5.3)	(14.0)	(185.3)	63.9	1,362.1	(21.5)	1,186.8
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(47.6)	(195.3)	—	(242.9)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(1.9)	—	(1.9)
Proceeds from sale of property, plant and equipment	—	—	—	—	3.1	48.9	—	52.0
Proceeds from business disposition, net of cash sold	—	—	—	—	—	355.9	—	355.9
Net cash provided by (used in) continuing investing activities	—	—	—	—	(44.5)	207.6	—	163.1
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	44.4	—	44.4
Net cash provided by (used in) investing activities	—	—	—	—	(44.5)	252.0	—	207.5
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	(7.7)	(46.1)	—	(54.0)
Debt issuance costs	—	—	—	(2.3)	—	—	—	(2.3)
Excess tax benefit from share based compensation	—	—	—	—	11.8	12.8	—	24.6
Net inter-company proceeds (payments)	1,199.0	5.3	2.0	329.7	(81.2)	(1,454.8)	—	—
Dividends paid to ordinary shareholders	(137.3)	—	—	—	—	(21.5)	21.5	(137.3)
Dividends paid to noncontrolling interests	—	—	—	—	—	(26.2)	—	(26.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(1.3)	—	(1.3)
Proceeds from shares issued under incentive plans	109.0	—	—	—	—	—	—	109.0
Repurchase of ordinary shares	(1,157.5)	—	—	—	—	—	—	(1,157.5)
Other, net	(0.5)	—	—	—	—	(0.9)	—	(1.4)
Net cash provided by (used in) continuing financing activities	12.7	5.3	2.0	327.2	(77.1)	(1,538.0)	21.5	(1,246.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(1.5)	—	(1.5)
Net increase (decrease) in cash and cash equivalents	(0.4)	—	(12.0)	141.9	(57.7)	74.6	—	146.4
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$—	$—	$—	$241.8	$77.8	$841.1	$—	$1,160.7
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2010

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$5.7	$(0.4)	$(15.0)	$(379.9)	$(486.8)	$1,678.6	$(45.8)	$756.4
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(16.8)	(44.2)	—	(61.0)
Net cash provided by (used in) operating activities	5.7	(0.4)	(15.0)	(379.9)	(503.6)	1,634.4	(45.8)	695.4
Cash flows from investing activities:
Capital expenditures	—	—	—	(0.3)	(36.3)	(142.9)	—	(179.5)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(14.0)	—	(14.0)
Proceeds from sale of property, plant and equipment	—	—	—	—	—	14.5	—	14.5
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	(0.3)	(36.3)	(142.4)	—	(179.0)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	0.4	—	0.4
Net cash provided by (used in) investing activities	—	—	—	(0.3)	(36.3)	(142.0)	—	(178.6)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(249.8)	(7.8)	(171.2)	—	(428.8)
Debt issuance costs	—	—	—	(5.5)	—	—	—	(5.5)
Excess tax benefit from share based compensation	—	—	—	—	4.2	—	—	4.2
Net inter-company proceeds (payments)	(60.6)	37.1	27.0	653.6	503.5	(1,160.6)	—	—
Dividends paid to ordinary shareholders	(90.6)	(36.7)	—	—	—	(9.2)	45.8	(90.7)
Dividends paid to noncontrolling interests	—	—	—	—	—	(20.2)	—	(20.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(8.0)	—	(8.0)
Proceeds from shares issued under incentive plans	145.3	—	—	—	—	—	—	145.3
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	(5.9)	0.4	27.0	398.3	499.9	(1,369.2)	45.8	(403.7)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	24.5	—	24.5
Net increase (decrease) in cash and cash equivalents	(0.2)	—	12.0	18.1	(40.0)	147.7	—	137.6
Cash and cash equivalents - beginning of period	0.6	—	—	81.8	175.5	618.8	—	876.7
Cash and cash equivalents - end of period	$0.4	$—	$12.0	$99.9	$135.5	$766.5	$—	$1,014.3
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2009

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$9.5	$(21.5)	$(6.8)	$(174.0)	$(3.9)	$2,157.8	$(204.2)	$1,756.9
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(50.5)	28.2	—	(22.3)
Net cash provided by (used in) operating activities	9.5	(21.5)	(6.8)	(174.0)	(54.4)	2,186.0	(204.2)	1,734.6
Cash flows from investing activities:
Capital expenditures	(0.2)	—	—	—	(24.5)	(179.4)	—	(204.1)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	—	21.6	—	21.6
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	(0.6)	—	(0.6)
Net cash provided by (used in) continuing investing activities	(0.2)	—	—	—	(24.5)	(158.4)	—	(183.1)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	0.4	—	0.4
Net cash provided by (used in) investing activities	(0.2)	—	—	—	(24.5)	(158.0)	—	(182.7)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(752.7)	(8.8)	(249.0)	—	(1,010.5)
Debt issuance costs	—	—	—	(16.1)	—	—	—	(16.1)
Excess tax benefit from share based compensation	—	—	—	—	0.7	—	—	0.7
Settlement of cross currency swap	—	—	—	—	—	(26.9)	—	(26.9)
Net inter-company proceeds (payments)	9.2	280.9	6.8	1,023.5	253.9	(1,574.3)	—	—
Dividends paid to ordinary shareholders	(44.0)	(260.5)	—	—	—	(60.5)	204.2	(160.8)
Dividends paid to noncontrolling interests	—	—	—	—	—	(20.2)	—	(20.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(1.5)	—	(1.5)
Proceeds from shares issued under incentive plans	26.1	1.1	—	—	—	—	—	27.2
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	(8.7)	21.5	6.8	254.7	245.8	(1,932.4)	204.2	(1,208.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(17.3)	—	(17.3)
Net increase (decrease) in cash and cash equivalents	0.6	—	—	80.7	166.9	78.3	—	326.5
Cash and cash equivalents - beginning of period	—	—	—	1.1	8.6	540.5	—	550.2
Cash and cash equivalents - end of period	$0.6	$—	$—	$81.8	$175.5	$618.8	$—	$876.7

Guarantor Financial Information Guarantor Financial Information (Equity Earnings in Affiliates) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	$ 117.6	$ (18.4)	$ (106.7)	$ 14.6	$ 99.2	$ (92.1)	$ (59)
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	$ 116.3	$ (19.1)	$ (107.5)	$ 13.9	$ 97.2	$ (93.6)	$ (58.1)

Guarantor Financial Information Guarantor Financial Information (Narrative) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	$ 117.6	$ (18.4)	$ (106.7)	$ 14.6	$ 99.2	$ (92.1)	$ (59)
Investment in affiliates	99.2	(18.4)			99.2		(59)
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Equity earnings (loss) in affiliates, net of tax	116.3	(19.1)	(107.5)	13.9	97.2	(93.6)	(58.1)
Investment in affiliates	$ 97.2	$ (19.1)			$ 97.2		$ (58.1)

Guarantor Financial Information Guarantor Financial Information (Investment in Affiliates) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in affiliates	$ 99.2	$ (18.4)	$ (59)
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in affiliates	$ 97.2	$ (19.1)	$ (58.1)

Guarantor Financial Information Guarantor Financial Information (Cash Inflows from Operating Activities) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 0.1	$ 0	$ 103.8	$ 3.5	$ 7.5	$ 4.6	$ 14
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (66.5)	$ (42.8)	$ (142.3)	$ (96.1)	$ (103.4)	$ (162.1)	$ (44.2)

Guarantor Financial Information Guarantor Financial Information (Cash Inflows from Financing Activities) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing financing activities	$ (0.1)	$ 0	$ (103.8)	$ (3.5)	$ (7.5)	$ (4.6)	$ (14)
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing financing activities	$ 66.5	$ 42.8	$ 142.3	$ 96.1	$ 103.4	$ 162.1	$ 44.2

Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Statements of Comprehensive Income) (Details) (As Revised [Member], USD $)
In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 3,821.3	$ 3,150.7	$ 4,091.4	$ 3,273.8	$ 6,972	$ 7,365.2	$ 14,782
Cost of goods sold	(2,644)	(2,249.4)	(2,863)	(2,368.6)	(4,893.4)	(5,231.6)	(10,493.6)
Selling and administrative expenses	(703.6)	(689.6)	(729.2)	(677.1)	(1,393.2)	(1,406.3)	(2,781.2)
Gain (loss) on sale/asset impairment	4.2	0.3	(200.5)	(186.3)	4.5	(386.8)	(646.9)
Operating income (loss)	477.9	212	298.7	41.8	689.9	340.5	860.3
Equity earnings (loss) in affiliates, net of tax	0	0	0	0	0	0	0
Interest Expense	(62.1)	(69.4)	(71.7)	(68.3)	(131.5)	(140)	(280)
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	4.1	(0.2)	2.4	4.9	3.9	7.3	33
Earnings (loss) before income taxes	419.9	142.4	229.4	(21.6)	562.3	207.8	613.3
Benefit (provision) for income taxes	(54.8)	(38)	(99.8)	(40.8)	(92.8)	(140.6)	(187.2)
Earnings (loss) from continuing operations	365.1	104.4	129.6	(62.4)	469.5	67.2	426.1
Discontinued operations, net of tax	7.8	(2.2)	(30.3)	(9.1)	5.6	(39.4)	(56.8)
Net earnings (loss)	372.9	102.2	99.3	(71.5)	475.1	27.8	369.3
Less: Net earnings attributable to noncontrolling interests	(7.1)	(6.6)	(7)	(6.1)	(13.7)	(13.1)	(26.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Total comprehensive income (loss)	159.6	267.2	193.1	119.6	426.8	312.7	140.1
Total comprehensive (income) loss attributable to noncontrolling interests	(7.1)	(6.6)	(6.4)	(6.1)	(13.7)	(12.5)	(25.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	152.5	260.6	186.7	113.5	413.1	300.2	114.6
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(3.6)	(1.8)	(2.8)	(1.8)	(5.4)	(4.6)	(9.2)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(3.6)	(1.8)	(2.8)	(1.8)	(5.4)	(4.6)	(9.2)
Equity earnings (loss) in affiliates, net of tax	370.6	99.7	94.5	(76)	470.3	18.5	358.8
Interest Expense	0	0	0	0	0	0	0
Intercompany Interest And Fees	(2)	(2.9)	(0.1)	0	(4.9)	(0.1)	(2.5)
Other, net	0.1	0	0.4	0	0.1	0.4	(3.9)
Earnings (loss) before income taxes	365.1	95	92	(77.8)	460.1	14.2	343.2
Benefit (provision) for income taxes	0.7	0.6	0.3	0.2	1.3	0.5	0
Earnings (loss) from continuing operations	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Total comprehensive income (loss)	152.5	260.6	186.7	113.5	413.1	300.2	114.3
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	152.5	260.6	186.7	113.5	413.1	300.2	114.3
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(0.3)	0	0	0	(0.3)	0	(0.1)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(0.3)	0	0	0	(0.3)	0	(0.1)
Equity earnings (loss) in affiliates, net of tax	373	(103.3)	154.6	(165.7)	269.7	(11.1)	614.8
Interest Expense	(0.1)	0	0	0	(0.1)	0	0
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	0	0	0	(0.1)	0	(0.1)	(5.2)
Earnings (loss) before income taxes	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Total comprehensive income (loss)	159.3	61.7	249	25	221	274	380.6
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	159.3	61.7	249	25	221	274	380.6
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0	0	0
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	0	0	0	0	0	0	0
Equity earnings (loss) in affiliates, net of tax	390.3	(71.5)	189.8	(123.3)	318.8	66.5	757.5
Interest Expense	(4)	(3.9)	(3.9)	(3.9)	(7.9)	(7.8)	(15.7)
Intercompany Interest And Fees	(10.7)	(11.6)	(30.9)	(32.4)	(22.3)	(63.3)	(129.4)
Other, net	0.3	0.1	0.4	0.6	0.4	1	1.7
Earnings (loss) before income taxes	375.9	(86.9)	155.4	(159)	289	(3.6)	614.1
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	375.9	(86.9)	155.4	(159)	289	(3.6)	614.1
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	375.9	(86.9)	155.4	(159)	289	(3.6)	614.1
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	375.9	(86.9)	155.4	(159)	289	(3.6)	614.1
Total comprehensive income (loss)	376.2	(86.6)	155.7	(158.7)	289.6	(3)	615.3
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	376.2	(86.6)	155.7	(158.7)	289.6	(3)	615.3
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(0.3)	(0.2)	(0.2)	(0.1)	(0.5)	(0.3)	(0.4)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(0.3)	(0.2)	(0.2)	(0.1)	(0.5)	(0.3)	(0.4)
Equity earnings (loss) in affiliates, net of tax	441.6	190.7	164.6	1.9	632.3	166.5	653
Interest Expense	(41)	(47.8)	(48.3)	(48.2)	(88.8)	(96.5)	(193.2)
Intercompany Interest And Fees	(12.2)	(11.6)	13.3	12.5	(23.8)	25.8	52.5
Other, net	1.9	(202.6)	60.1	(89.6)	(200.7)	(29.5)	251.5
Earnings (loss) before income taxes	390	(71.5)	189.5	(123.5)	318.5	66	763.4
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	390	(71.5)	189.5	(123.5)	318.5	66	763.4
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	390	(71.5)	189.5	(123.5)	318.5	66	763.4
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	390	(71.5)	189.5	(123.5)	318.5	66	763.4
Total comprehensive income (loss)	388.4	(70.2)	191.1	(120.1)	318.2	71	757.1
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	388.4	(70.2)	191.1	(120.1)	318.2	71	757.1
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	239.7	217.2	219.6	192.2	456.9	411.8	867.8
Cost of goods sold	(153.6)	(142.2)	(137.6)	(132.7)	(295.8)	(270.3)	(584.8)
Selling and administrative expenses	(80.4)	(79.7)	(67.8)	(61.8)	(160.1)	(129.6)	(277)
Gain (loss) on sale/asset impairment	0	0	(2.5)	(0.6)	0	(3.1)	0
Operating income (loss)	5.7	(4.7)	11.7	(2.9)	1	8.8	6
Equity earnings (loss) in affiliates, net of tax	70.7	65	51.6	42.7	135.7	94.3	116
Interest Expense	(12.5)	(12.6)	(12.7)	(12.7)	(25.1)	(25.4)	(50.7)
Intercompany Interest And Fees	(1.6)	1.4	(32.1)	(29.4)	(0.2)	(61.5)	(117.9)
Other, net	0.1	1.4	1.1	29.9	1.5	31	77.9
Earnings (loss) before income taxes	62.4	50.5	19.6	27.6	112.9	47.2	31.3
Benefit (provision) for income taxes	12.4	(9.1)	9.9	1.4	3.3	11.3	29
Earnings (loss) from continuing operations	74.8	41.4	29.5	29	116.2	58.5	60.3
Discontinued operations, net of tax	7.5	14.3	(8.7)	(7.2)	21.8	(15.9)	(79.1)
Net earnings (loss)	82.3	55.7	20.8	21.8	138	42.6	(18.8)
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	82.3	55.7	20.8	21.8	138	42.6	(18.8)
Total comprehensive income (loss)	107	87.1	22.4	36	194.1	58.4	(115.7)
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	107	87.1	22.4	36	194.1	58.4	(115.7)
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	3,581.6	2,933.5	3,871.8	3,081.6	6,515.1	6,953.4	13,914.2
Cost of goods sold	(2,490.4)	(2,107.2)	(2,725.4)	(2,235.9)	(4,597.6)	(4,961.3)	(9,908.8)
Selling and administrative expenses	(619)	(607.9)	(658.4)	(613.4)	(1,226.9)	(1,271.8)	(2,494.5)
Gain (loss) on sale/asset impairment	4.2	0.3	(198)	(185.7)	4.5	(383.7)	(646.9)
Operating income (loss)	476.4	218.7	290	46.6	695.1	336.6	864
Equity earnings (loss) in affiliates, net of tax	458	(31.2)	178.9	(139.8)	426.8	39.1	595.2
Interest Expense	(4.5)	(5.1)	(6.8)	(3.5)	(9.6)	(10.3)	(20.4)
Intercompany Interest And Fees	26.5	24.7	49.8	49.3	51.2	99.1	197.3
Other, net	9.5	3.3	(2)	(9)	12.8	(11)	(28.9)
Earnings (loss) before income taxes	965.9	210.4	509.9	(56.4)	1,176.3	453.5	1,607.2
Benefit (provision) for income taxes	(67.9)	(29.5)	(110)	(42.4)	(97.4)	(152.4)	(216.2)
Earnings (loss) from continuing operations	898	180.9	399.9	(98.8)	1,078.9	301.1	1,391
Discontinued operations, net of tax	0.3	(16.5)	(21.6)	(1.9)	(16.2)	(23.5)	22.3
Net earnings (loss)	898.3	164.4	378.3	(100.7)	1,062.7	277.6	1,413.3
Less: Net earnings attributable to noncontrolling interests	(13)	(11.9)	(4.7)	(22.8)	(24.9)	(27.5)	(35.5)
Net earnings (loss) attributable to Ingersoll-Rand plc	885.3	152.5	373.6	(123.5)	1,037.8	250.1	1,377.8
Total comprehensive income (loss)	661.7	296.7	468.1	72.5	958.3	540.6	1,291.3
Total comprehensive (income) loss attributable to noncontrolling interests	(13)	(11.9)	(4.1)	(22.8)	(24.9)	(26.9)	(34.9)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	648.7	284.8	464	49.7	933.4	513.7	1,256.4
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0	0	0
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	0	0	0	0	0	0	0
Equity earnings (loss) in affiliates, net of tax	(2,104.2)	(149.4)	(834)	460.2	(2,253.6)	(373.8)	(3,095.3)
Interest Expense	0	0	0	0	0	0	0
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	(7.8)	197.6	(57.6)	73.1	189.8	15.5	(260.1)
Earnings (loss) before income taxes	(2,112)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	(2,112)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	(2,112)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Less: Net earnings attributable to noncontrolling interests	5.9	5.3	(2.3)	16.7	11.2	14.4	9.4
Net earnings (loss) attributable to Ingersoll-Rand plc	(2,106.1)	53.5	(893.9)	550	(2,052.6)	(343.9)	(3,346)
Total comprehensive income (loss)	(1,685.5)	(282.1)	(1,079.9)	151.4	(1,967.5)	(928.5)	(2,902.8)
Total comprehensive (income) loss attributable to noncontrolling interests	5.9	5.3	(2.3)	16.7	11.2	14.4	9.4
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$ (1,679.6)	$ (276.8)	$ (1,082.2)	$ 168.1	$ (1,956.3)	$ (914.1)	$ (2,893.4)

Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (As Revised [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 903.4	$ 1,089.5	$ 1,160.7	$ 1,259.8	$ 918.1	$ 1,014.3	$ 876.7	$ 550.2
Accounts and notes receivable, net	2,420.5	2,222.4
Inventories	1,470.7	1,428.6
Other current assets	582.1	633.2
Accounts and notes receivable affiliates	0	0
Total current assets	5,376.7	5,373.7
Investment in affiliates	0	0
Property, plant and equipment, net	1,608.1	1,639
Intangible assets, net	10,305.4	10,451.9
Other noncurrent assets	1,448.5	1,445.9
Total assets	18,738.7	18,910.5
Accounts payable and accruals	3,487.2	3,334.8
Short-term borrowings and current maturities of long-term debt	422	765.6
Accounts and note payable affiliates	0	0
Total current liabilities	3,909.2	4,100.4
Long-term debt	2,871.5	2,879.3
Note payable affiliate	0	0
Other noncurrent liabilities	4,571.3	4,631.7
Total liabilities	11,352	11,611.4
Temporary equity	0	0.6
Total equity	7,386.7	7,298.5
Total liabilities and equity	18,738.7	18,910.5
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0.6	0.4	0.6	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0.2	0.3
Accounts and notes receivable affiliates	654.5	111.3
Total current assets	654.7	111.6
Investment in affiliates	8,184.7	8,454.4
Property, plant and equipment, net	0.1	0.1
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	8,839.5	8,566.1
Accounts payable and accruals	7.6	6.2
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	1,445.2	1,260.8
Total current liabilities	1,452.8	1,267
Long-term debt	0	0
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	1,452.8	1,267
Temporary equity	0	0.6
Total equity	7,386.7	7,298.5
Total liabilities and equity	8,839.5	8,566.1
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0
Accounts and notes receivable affiliates	3,013	3,013.3
Total current assets	3,013	3,013.3
Investment in affiliates	6,479	6,319.4
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	9,492	9,332.7
Accounts payable and accruals	0	0
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	41.8	41.8
Total current liabilities	41.8	41.8
Long-term debt	0	0
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	41.8	41.8
Temporary equity	0	0
Total equity	9,450.2	9,290.9
Total liabilities and equity	9,492	9,332.7
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	12	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0.9	3.8
Accounts and notes receivable affiliates	17	17
Total current assets	17.9	20.8
Investment in affiliates	20,584.6	20,194.1
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0.6	0.6
Total assets	20,603.1	20,215.5
Accounts payable and accruals	2.9	7.5
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	4,843.3	4,827.6
Total current liabilities	4,846.2	4,835.1
Long-term debt	299.6	299.6
Note payable affiliate	10,789.4	10,789.4
Other noncurrent liabilities	3.8	3.8
Total liabilities	15,939	15,927.9
Temporary equity	0	0
Total equity	4,664.1	4,287.6
Total liabilities and equity	20,603.1	20,215.5
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	120.8	241.8	192.8	81.3	99.9	81.8	1.1
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0.1
Accounts and notes receivable affiliates	2,374.9	2,342.1
Total current assets	2,374.9	2,463
Investment in affiliates	18,072.7	17,632.8
Property, plant and equipment, net	0.2	0.1
Intangible assets, net	0	0
Other noncurrent assets	12	12.9
Total assets	20,459.8	20,108.8
Accounts payable and accruals	47.6	47.5
Short-term borrowings and current maturities of long-term debt	0	786.5
Accounts and note payable affiliates	7,838.7	7,187.5
Total current liabilities	7,886.3	8,021.5
Long-term debt	2,004.3	2,004.2
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	9,890.6	10,025.7
Temporary equity	0	0
Total equity	10,569.2	10,083.1
Total liabilities and equity	20,459.8	20,108.8
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	76.8	203	77.8	245.5	127.9	135.5	175.5	8.6
Accounts and notes receivable, net	137.9	159.8
Inventories	94.5	83.4
Other current assets	154.3	179.2
Accounts and notes receivable affiliates	7,049.4	6,385.6
Total current assets	7,512.9	7,011
Investment in affiliates	8,111	8,016.2
Property, plant and equipment, net	227.2	221.2
Intangible assets, net	83.8	83.9
Other noncurrent assets	918.8	912.3
Total assets	16,853.7	16,244.6
Accounts payable and accruals	437.4	423.4
Short-term borrowings and current maturities of long-term debt	351.9	351.9
Accounts and note payable affiliates	11,666.5	11,163.3
Total current liabilities	12,455.8	11,938.6
Long-term debt	365	372.6
Note payable affiliate	0	0
Other noncurrent liabilities	1,797.4	1,839.1
Total liabilities	14,618.2	14,150.3
Temporary equity	0	0
Total equity	2,235.5	2,094.3
Total liabilities and equity	16,853.7	16,244.6
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	826.6	765.7	841.1	821.5	708.3	766.5	618.8	540.5
Accounts and notes receivable, net	2,282.6	2,062.6
Inventories	1,376.2	1,345.2
Other current assets	426.7	449.8
Accounts and notes receivable affiliates	22,022.3	20,480.3
Total current assets	26,934.4	25,103.6
Investment in affiliates	89,558.9	89,472.2
Property, plant and equipment, net	1,380.6	1,417.6
Intangible assets, net	10,221.6	10,368
Other noncurrent assets	517.1	520.1
Total assets	128,612.6	126,881.5
Accounts payable and accruals	2,991.7	2,850.2
Short-term borrowings and current maturities of long-term debt	70.1	69.7
Accounts and note payable affiliates	8,938.1	7,514
Total current liabilities	11,999.9	10,433.9
Long-term debt	202.6	202.9
Note payable affiliate	0	0
Other noncurrent liabilities	2,770.1	2,788.8
Total liabilities	14,972.6	13,425.6
Temporary equity	0	0
Total equity	113,640	113,455.9
Total liabilities and equity	128,612.6	126,881.5
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0
Accounts and notes receivable affiliates	(35,131.1)	(32,349.6)
Total current assets	(35,131.1)	(32,349.6)
Investment in affiliates	(150,990.9)	(150,089.1)
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	(186,122)	(182,438.7)
Accounts payable and accruals	0	0
Short-term borrowings and current maturities of long-term debt	0	(442.5)
Accounts and note payable affiliates	(34,773.6)	(31,995)
Total current liabilities	(34,773.6)	(32,437.5)
Long-term debt	0	0
Note payable affiliate	(10,789.4)	(10,789.4)
Other noncurrent liabilities	0	0
Total liabilities	(45,563)	(43,226.9)
Temporary equity	0	0
Total equity	(140,559)	(139,211.8)
Total liabilities and equity	$ (186,122)	$ (182,438.7)

Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) (As Revised [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	$ 82.2	$ (53.2)	$ 379.5	$ 352.7	$ 1,230.2	$ 756.4	$ 1,756.9
Net cash provided by (used in) discontinued operating activities	(65.8)	(9.3)	(73.9)	(20.2)	(43.4)	(61)	(22.3)
Net cash provided by (used in) operating activities	16.4	(62.5)	305.6	332.5	1,186.8	695.4	1,734.6
Capital expenditures	(52.9)	(41.5)	(113.8)	(80.2)	(242.9)	(179.5)	(204.1)
Acquisition of businesses, net of cash acquired	0	(2.5)	0	(2)	(1.9)	(14)	0
Proceeds from sale of property, plant and equipment	3.2	3	12	34.7	52	14.5	21.6
Proceeds from business disposition, net of cash sold	0	0		0	355.9	0	0
Payments for (Proceeds from) Other Investing Activities							0.6
Net cash provided by (used in) continuing investing activities	(49.7)	(41)	(101.8)	(47.5)	163.1	(179)	(183.1)
Net cash provided by (used in) discontinued investing activities	0	0	36	44.4	44.4	0.4	0.4
Net cash provided by (used in) investing activities	(49.7)	(41)	(65.8)	(3.1)	207.5	(178.6)	(182.7)
Net proceeds (repayments) in debt	(1.3)	(8.2)	(352.9)	(56.4)	(54)	(428.8)	(1,010.5)
Debt issuance costs	(2.4)	0	(2.5)	(2.4)	(2.3)	(5.5)	(16.1)
Excess tax benefit from share based compensation					24.6	4.2	0.7
Settlement of cross currency swap							(26.9)
Net inter-company proceeds (payments)	0	0	0	0	0	0	0
Dividends paid to ordinary shareholders	46.6	23.1	96.4	63.1	137.3	90.7	160.8
Dividends paid to noncontrolling interests	4.5	3.7	13.5	18.3	26.2	20.2	20.2
Acquisition/divestiture of noncontrolling interests	0	0	(0.4)	0	(1.3)	(8)	(1.5)
Proceeds from shares issued under incentive plans	12.9	36	24.9	101.9	109	145.3	27.2
Repurchase of ordinary shares	0	0	(35)	(56)	(1,157.5)	0	0
Other financing activities	0	(0.4)	(4.5)	(1.5)	(1.4)	0	0
Net cash provided by (used in) continuing financing activities	(41.9)	0.6	(480.3)	(95.8)	(1,246.4)	(403.7)	(1,208.1)
Effect of exchange rate changes on cash and cash equivalents	4	6.7	(16.8)	11.9	(1.5)	24.5	(17.3)
Net increase (decrease) in cash and cash equivalents	(71.2)	(96.2)	(257.3)	245.5	146.4	137.6	326.5
Cash and cash equivalents	1,160.7	1,014.3	1,160.7	1,014.3	1,014.3	876.7	550.2
Cash and cash equivalents	1,089.5	918.1	903.4	1,259.8	1,160.7	1,014.3	876.7
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(1.8)	(1.7)	(5.3)	(4.2)	(13.1)	5.7	9.5
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(1.8)	(1.7)	(5.3)	(4.2)	(13.1)	5.7	9.5
Capital expenditures	0	0	0	0	0	0	(0.2)
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	(0.2)
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	(0.2)
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	35.5	(10.6)	116.7	21.5	1,199	(60.6)	9.2
Dividends paid to ordinary shareholders	46.6	23.1	96.4	63.1	137.3	90.6	44
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	(0.4)	0	0	0	0
Proceeds from shares issued under incentive plans	12.9	36	24.9	101.9	109	145.3	26.1
Repurchase of ordinary shares	0	0	(35)	(56)	(1,157.5)	0	0
Other financing activities	0	(0.4)	(4.5)	(0.5)	(0.5)	0	0
Net cash provided by (used in) continuing financing activities	1.8	1.9	5.3	3.8	12.7	(5.9)	(8.7)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0.2	0	(0.4)	(0.4)	(0.2)	0.6
Cash and cash equivalents	0	0.4	0	0.4	0.4	0.6	0
Cash and cash equivalents	0	0.6	0	0	0	0.4	0.6
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	0	(0.1)	(0.4)	(0.1)	(5.3)	(0.4)	(21.5)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	0	(0.1)	(0.4)	(0.1)	(5.3)	(0.4)	(21.5)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	0	0.1	0.4	0.1	5.3	37.1	280.9
Dividends paid to ordinary shareholders	0	0	0	0	0	36.7	260.5
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	1.1
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	0	0.1	0.4	0.1	5.3	0.4	21.5
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(3.8)	(3.3)	(7.5)	(6.8)	(14)	(15)	(6.8)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(3.8)	(3.3)	(7.5)	(6.8)	(14)	(15)	(6.8)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	3.8	(8.7)	7.5	(5.2)	2	27	6.8
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	3.8	(8.7)	7.5	(5.2)	2	27	6.8
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	(12)	0	(12)	(12)	12	0
Cash and cash equivalents	0	12	0	12	12	0	0
Cash and cash equivalents	0	0	0	0	0	12	0
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(47.8)	(48.2)	(391.7)	(92.9)	(185.3)	(379.9)	(174)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(47.8)	(48.2)	(391.7)	(92.9)	(185.3)	(379.9)	(174)
Capital expenditures	0	0	0	0	0	(0.3)	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	(0.3)	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	(0.3)	0
Net proceeds (repayments) in debt	0	(0.2)	(344.5)	(0.2)	(0.2)	(249.8)	(752.7)
Debt issuance costs	(2.4)	0	(2.5)	(2.4)	(2.3)	(5.5)	(16.1)
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	(70.8)	29.8	496.9	188.4	329.7	653.6	1,023.5
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	(73.2)	29.6	149.9	185.8	327.2	398.3	254.7
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(121)	(18.6)	(241.8)	92.9	141.9	18.1	80.7
Cash and cash equivalents	241.8	99.9	241.8	99.9	99.9	81.8	1.1
Cash and cash equivalents	120.8	81.3	0	192.8	241.8	99.9	81.8
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(87.4)	(65)	(97.8)	(46.8)	143	(486.8)	(3.9)
Net cash provided by (used in) discontinued operating activities	14.3	(7.2)	21.8	(15.9)	(79.1)	(16.8)	(50.5)
Net cash provided by (used in) operating activities	(73.1)	(72.2)	(76)	(62.7)	63.9	(503.6)	(54.4)
Capital expenditures	(13.5)	(8.5)	(31.3)	(14.9)	(47.6)	(36.3)	(24.5)
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0.2	0.5	1.6	3.1	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	(13.5)	(8.3)	(30.8)	(13.3)	(44.5)	(36.3)	(24.5)
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	(13.5)	(8.3)	(30.8)	(13.3)	(44.5)	(36.3)	(24.5)
Net proceeds (repayments) in debt	(0.1)	0	(7.6)	(7.6)	(7.7)	(7.8)	(8.8)
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					11.8	4.2	0.7
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	211.9	72.9	113.4	193.6	(81.2)	503.5	253.9
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	211.8	72.9	105.8	186	(77.1)	499.9	245.8
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	125.2	(7.6)	(1)	110	(57.7)	(40)	166.9
Cash and cash equivalents	77.8	135.5	77.8	135.5	135.5	175.5	8.6
Cash and cash equivalents	203	127.9	76.8	245.5	77.8	135.5	175.5
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	223.5	65.5	982.3	507.8	1,326.4	1,678.6	2,157.8
Net cash provided by (used in) discontinued operating activities	(80.1)	(2.1)	(95.7)	(4.3)	35.7	(44.2)	28.2
Net cash provided by (used in) operating activities	143.4	63.4	886.6	503.5	1,362.1	1,634.4	2,186
Capital expenditures	(39.4)	(33)	(82.5)	(65.3)	(195.3)	(142.9)	(179.4)
Acquisition of businesses, net of cash acquired	0	(2.5)	0	(2)	(1.9)	(14)	0
Proceeds from sale of property, plant and equipment	3.2	2.8	11.5	33.1	48.9	14.5	21.6
Proceeds from business disposition, net of cash sold	0	0		0	355.9	0	0
Payments for (Proceeds from) Other Investing Activities							0.6
Net cash provided by (used in) continuing investing activities	(36.2)	(32.7)	(71)	(34.2)	207.6	(142.4)	(158.4)
Net cash provided by (used in) discontinued investing activities	0	0	36	44.4	44.4	0.4	0.4
Net cash provided by (used in) investing activities	(36.2)	(32.7)	(35)	10.2	252	(142)	(158)
Net proceeds (repayments) in debt	(1.2)	(8)	(0.8)	(48.6)	(46.1)	(171.2)	(249)
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					12.8	0	0
Settlement of cross currency swap							(26.9)
Net inter-company proceeds (payments)	(180.4)	(83.5)	(734.9)	(398.4)	(1,454.8)	(1,160.6)	(1,574.3)
Dividends paid to ordinary shareholders	0.5	0.4	100.1	4.3	21.5	9.2	60.5
Dividends paid to noncontrolling interests	4.5	3.7	13.5	18.3	26.2	20.2	20.2
Acquisition/divestiture of noncontrolling interests	0	0	0	0	(1.3)	(8)	(1.5)
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	(1)	(0.9)	0	0
Net cash provided by (used in) continuing financing activities	(186.6)	(95.6)	(849.3)	(470.6)	(1,538)	(1,369.2)	(1,932.4)
Effect of exchange rate changes on cash and cash equivalents	4	6.7	(16.8)	11.9	(1.5)	24.5	(17.3)
Net increase (decrease) in cash and cash equivalents	(75.4)	(58.2)	(14.5)	55	74.6	147.7	78.3
Cash and cash equivalents	841.1	766.5	841.1	766.5	766.5	618.8	540.5
Cash and cash equivalents	765.7	708.3	826.6	821.5	841.1	766.5	618.8
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	0	0	0	0	0	0	0
Dividends paid to ordinary shareholders	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	0.5	0.4	100.1	4.3	21.5	45.8	204.2
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0